Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity File Number	1-6075
Registrant Name	UNION PACIFIC CORPORATION
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	13-2626465
Entity Address, Address Line One	1400 Douglas Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68179
City Area Code	402
Local Phone Number	544-5000
Title of 12(b) Security	Common Stock (Par Value $2.50 per share)
Trading Symbol	UNP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000100885